Income Tax - Schedule of Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Tax - Schedule Of Income Tax Reconciliation
Deferred taxes	€ (2,606)	€ 10,400
Actual income taxes	25	(9)
Income tax	€ (2,581)	€ 10,391